Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Cash flow from operating activities
Net income					$ (9,738)	(58,952)	(54,437)	20,332
Adjustment to reconcile net income (loss) to net cash from operating activities:
Equity in earnings of subsidiaries					(9,384)	(56,808)	(51,956)	22,515
Foreign exchange gain					0	0	0	0
Changes in operating assets and liabilities:
Other current assets					0	0	0	0
Other current liabilities					(20)	(124)	61	(7,277)
Net cash provided by operating activities	510	3,090	46,451	(14,018)	(375)	(2,268)	(2,420)	(9,460)
Cash flow from financing activities
Payments to related parties					375	2,272	2,365	9,493
Proceeds from related parties					0	0	0	0
Effect of exchange	20	(17)	(26)	(213)	0	(2)	(1)	(4)
Net cash (used in) provided by financing activities	5,875	35,568	(202)	6,501	375	2,270	2,364	9,489
Net increase (decrease) in cash and cash equivalent	1,109	6,572	(39,166)	(127,055)	0	2	(56)	29
At beginning of period/year	804	5,006	44,172	171,227	11	65	121	92
At end of period/year	$ 1,913	11,578	5,006	44,172	$ 11	67	65	121